Consolidated Statement of (Loss)/Profit and Other Comprehensive (loss)/ Income € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) € / shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares
IncomeStatementLineItems [Line Items]
Revenue	€ 14,415	€ 1,605	€ 4,144
Cost of sales	(10,240)		(20,088)
Gross profit (loss)	4,175	437	(15,944)
Operating expenses
Other income	1,358	881	199
Administration expenses	(11,869)	(16,460)	(15,835)
Research and development expense			(1,925)
Share-based payment (expense)/ credit	(1,562)	(2,189)	(1,393)
Impairment expense	(2)		(2,165)
Operating loss	(7,898)	(17,330)	(37,063)
Net finance income
Finance income	2,243		51
Interest payable and similar expense	(24)	(525)	58
Finance costs			(544)
Derivative financial instruments at FVTPL	3,392		6,886
Net finance income/ (costs)	5,611		6,451
Share of losses of equity-accounted investees			(245)
Exceptional items:
Profit / (loss) on deconsolidation due to insolvency	1,225	1,846
(Loss) / profit before tax	(1,062)	(15,254)	(30,857)
Income tax credit / (expense)	110		(159)
Total comprehensive (loss) / income for the year	(952)	(15,280)	(31,016)
Less: net (income) / loss attributable to non controlling interest	(742)
Net income / (loss) attributable to HTOO stockholders	€ (1,694)	(15,300)
Basic (loss)/ earnings per share | (per share)	€ (1.27)		€ (74.11)
Diluted (loss)/ earnings per share | (per share)	€ (1.27)		€ (74.11)
Currently stated [member]
IncomeStatementLineItems [Line Items]
Revenue		1,605
Cost of sales		(1,168)
Gross profit (loss)		437
Operating expenses
Other income		881
Administration expenses		(16,460)
Research and development expense
Share-based payment (expense)/ credit		(2,189)
Impairment expense
Operating loss		(17,330)
Net finance income
Finance income		293
Interest payable and similar expense
Finance costs		(525)
Derivative financial instruments at FVTPL		462
Net finance income/ (costs)		230
Share of losses of equity-accounted investees
Exceptional items:
Profit / (loss) on deconsolidation due to insolvency		1,846
(Loss) / profit before tax		(15,254)
Income tax credit / (expense)		(25)
Total comprehensive (loss) / income for the year		(15,279)
Less: net (income) / loss attributable to non controlling interest		(54)
Net income / (loss) attributable to HTOO stockholders		€ (15,333)
Basic (loss)/ earnings per share | € / shares		€ (29.05)
Diluted (loss)/ earnings per share | € / shares		€ (29.05)